Earnings/ (loss) per share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic net income/ (loss) per share:
Net income / (loss)	$ (5,402)	$ (3,241,518)	$ 80,014
Class A
Basic net income/ (loss) per share:
Net income / (loss)	(5,366)	(3,241,518)	80,014
Less: Non-vested common stock dividends declared and undistributed earnings			(1,175)
Income / (Loss) (numerator)	$ (5,366)	$ (3,241,518)	$ 78,839
Weighted- average number of outstanding shares (denominator)	25,070,978	10,538	15,082
Basic Earnings/ (loss) per share attributable to common stockholders	$ (0.21)	$ (307,602.77)	$ 5,227.36
Diluted net income/ (loss) per share:
Allocation of undistributed earnings/ (losses) for basic computation	$ (5,366)
Income / (Loss) (numerator)	$ (5,366)	$ (3,241,518)	$ 78,839
Weighted- average number of outstanding shares (denominator)	25,070,978	10,538	15,082
Diluted Earnings/ (loss) per share	$ (0.21)	$ (307,602.77)	$ 5,227.36
Class B
Basic net income/ (loss) per share:
Net income / (loss)	$ (36)
Income / (Loss) (numerator)	$ (36)
Weighted- average number of outstanding shares (denominator)	167,314
Basic Earnings/ (loss) per share attributable to common stockholders	$ (0.21)
Diluted net income/ (loss) per share:
Allocation of undistributed earnings/ (losses) for basic computation	$ (36)
Income / (Loss) (numerator)	$ (36)
Weighted- average number of outstanding shares (denominator)	167,314
Diluted Earnings/ (loss) per share	$ (0.21)